Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 691	$ 2,942	$ 3,428	$ 4,767
Transfers out of Level 2 into Level 1 of fair value hierarchy	2,834	603	9,536	1,270
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	152	170	208	499
Transfers out of Level 2 into Level 1 of fair value hierarchy	267		401	61
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,182	4,005	5,840	7,264
Transfers out of Level 2 into Level 1 of fair value hierarchy	6,864	1,989	8,973	2,718
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	587	1,017	1,001	3,751
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 473	$ 844	$ 5,257	$ 914